Operating Revenues - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Operating revenue	$ 332,495	$ 301,385	$ 310,046
Time Charters [Member]
Operating revenue
Operating revenue	177,762	168,641	168,500
Time Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	606
Voyage Charters [Member]
Operating revenue
Operating revenue	141,903	$ 132,744	$ 141,546
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Operating revenue
Operating revenue	$ 12,224